FINANCE EXPENSES	12 Months Ended
Dec. 31, 2022
Disclosure Of Finance Cost [Abstract]
FINANCE EXPENSES [Text Block]

9. FINANCE EXPENSES

	Years ended December 31,
	2022	2021
Interest expense	41,825	38,853
Amortization of financing fees	2,523	2,040
Finance expense - deferred revenue (Note 18)	5,711	5,549
Accretion on PER (Note 19)	367	373
Less: interest expense capitalized	(3,419)	-
Finance income	(1,798)	(678)
Loss on settlement of long-term debt	-	5,798
	45,209	51,935

For the year ended December 31, 2022, interest expense includes $1,599 (2021 - $1,728) from lease liabilities and lease related obligations. For the year ended December 31, 2022, $3,419 of borrowing costs have been capitalized to Florence Copper development costs (Note 14).

As part of the senior secured notes refinancing completed in February of 2021, the Company redeemed its US$250 million senior secured notes on March 3, 2021, which resulted in an accounting loss of $5,798, comprised of the write-off of deferred financing costs of $4,025 and additional interest costs paid over the call period of $1,773.

The Company also paid a one-time redemption call premium of $6,941 on the settlement of the US$250 million senior secured notes, which is not included in net financing expenses shown above.